Prepaid expenses and other current assets - Additional information (Details)		12 Months Ended
	Nov. 09, 2019	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2019 CNY (¥) item	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Remaining amount receivable		¥ 99,235,400			$ 15,572,200	¥ 258,012,040
Jiangxi Ruijing
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Number of earnings rights purchased | item		2	2
Jiangxi Ruijing | Loan 1
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Principal amount of loan assets		¥ 100,000,000	¥ 100,000,000
Jiangxi Ruijing | Loan 2
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Principal amount of loan assets		¥ 280,000,000	¥ 280,000,000
Interest rate (as a percent)	8.00%
Remaining amount receivable				¥ 100,000,000